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PAGE 1
Prospectus Supplement*
December 10, 1996
IDS Life Employee Benefit Annuity
S-6157 K (4/96)

On page 7, the "Certificate charges" section is revised as follows:

Certificate charges:     Your certificate is subject to an
                         annual administrative charge of $30
                         a 1% mortality and expense risk fee,
                         a surrender charge and any premium
                         taxes that may be imposed by state or
                         local governments and deducted either
                         from your purchase payments or upon
                         total withdrawal or when annuity
                         payments begin. (p.24)



































*Valid until next prospectus update.